Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Revenue from Operations

For the periods ended June 30, 2026 and 2025, the Group’s revenue from operations consists of the following:

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Subscription package revenue	17,626,701	5,632,207	31,439,678	9,660,676
Rental revenue	4,615,895	2,798,211	7,815,468	4,892,551
Reservation revenue	4,118	2,107	8,390	3,375
Gross Sales	22,246,714	8,432,525	39,263,536	14,556,602

Sales discount	(2,257,337)	(123,733)	(3,842,689)	(220,774)
Sales refunds	(4,480)	(5,518)	(8,541)	(9,394)
Net Sales	19,984,897	8,303,274	35,412,306	14,326,434

Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet

Deferred revenue consists of prepaid coupons and wallet balances which will be recorded as revenue when the relevant trip is taken, as that represents the satisfaction of the Group’s performance obligation.

	June 30, 2026	December 31, 2025
Wallet	2,232,403	1,950,458
Other	261,816	178,694
Total	2,494,219	2,129,152

Schedule of Wallet Balances Movement

The table below shows the wallet balances movement for the periods ended June 30, 2026 and year ended December 31, 2025:

	January 1, 2026	Additions	2026 Revenue	FX rate Adj	June 30, 2026
Deferred revenue	1,950,458	2,801,544	(2,364,887)	(154,712)	2,232,403
Total	1,950,458	2,801,544	(2,364,887)	(154,712)	2,232,403

	January 1, 2025	Additions	2025 Revenue	FX rate Adj	December 31, 2025
Deferred revenue	1,552,074	6,450,062	(5,826,321)	(225,357)	1,950,458
Total	1,552,074	6,450,062	(5,826,321)	(225,357)	1,950,458